Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2011 Agreement
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of interest rate swap agreements		2
Notional amount of borrowings		$ 73.0
Interest rate derivatives fixed interest rate		3.878%
Fair value of the interest rate swap liability	$ 0.1